ACQUISITION (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Acquisition Details 1
Revenues	$ 4,906,343	$ 3,345,473	$ 13,353,752	$ 12,194,573
Net income (loss)	$ (1,065,371)	$ (394,760)	$ (2,815,977)	$ (591,347)
Basic earnings (loss) per share	$ (.11)	$ (0.04)	$ (.32)	$ (0.08)
Diluted earnings (loss) per share	$ (.11)	$ (0.04)	$ (.32)	$ (0.08)
Basic Number of Shares	11,756,560	9,713,956	10,920,866	7,016,373
Diluted Number of Shares	11,756,560	9,713,956	10,920,866	7,016,373